Expected credit loss measurement (Tables)	3 Months Ended
Jun. 30, 2018
Disclosure Of Financial Assets [Line Item]
Disclosure Of Provision Matrix Explanatory

Note 9 Expected credit loss measurement

a) Expected credit losses in the period

Total net credit loss expenses amounted to CHF 28 million in the second quarter of 2018, reflecting expected credit losses (ECL) of CHF 21 million related to stage 1 and 2 positions and net losses of CHF 7 million related to credit impaired (stage 3) positions.

Stage 1 and 2 ECL have been recognized in the period, primarily arising from credit quality changes in Personal & Corporate Banking and, to a lesser extent, from new loans, facilities and other exposure movements across the Investment Bank, Personal & Corporate Banking and Global Wealth Management.

Stage 3 net losses of CHF 7 million were recognized across a number of defaulted positions, predominantly in Personal & Corporate Banking.

There have not been any material changes to the models used to calculate ECL and to determine stage allocation.

As outlined in Note 19, UBS uses four different economic scenarios in the ECL calculation: an upside, a baseline, a mild downside and a severe downside scenario. The scenarios and scenario weights applied to calculate ECL as of 30 June 2018 were reviewed and remain unchanged from those applied as of 31 March 2018 and as of 1 January 2018, the date of transition to IFRS 9.

Economic scenarios and weights applied

ECL scenario

Assigned weights in % (30.6.18)

Upside

20.0

Baseline

42.5

Mild downside

30.0

Severe downside

7.5

Further, assumptions around the most important forward-looking economic factors for Switzerland, the US and other regions as applied in each of those economic scenarios to determine ECL at the reporting date have not changed from the date of transition to IFRS 9. The point-in-time probability of default values applied to the ECL calculation at the reporting date reflect, however, market data updates, such as house price and equity indices and foreign exchange rates. Details on assumptions applied around the most important forward-looking economic factors are discussed in Note 19.

b) ECL-relevant balance sheet and off-balance sheet positions including ECL allowances and provisions

The tables on the following pages provide information on financial instruments and certain non-financial instruments that are subject to ECL. For amortized cost instruments, the net carrying value represents the maximum exposure to credit risk, taking into account the allowance for credit losses. Financial assets measured at fair value through other comprehensive income (FVOCI) are also subject to ECL; however, unlike amortized cost instruments, the allowance does not reduce the carrying value of these financial assets. The carrying value of financial assets measured at FVOCI represents the maximum exposure to credit risk. Tables provided for 30 June 2018 and 31 March 2018 include additional detail on certain segments that have not been provided for balances as of 1 January 2018.

In addition to on-balance sheet financial assets, certain off-balance sheet and other credit lines are also subject to ECL. The maximum exposure to credit risk for off-balance sheet financial instruments is calculated based on notional amounts.

UBS has established ECL disclosure segments or “ECL segments” to disaggregate portfolios based on shared risk characteristics and on the same or similar rating methods applied. The key segments are presented in the table below.

Segment

Segment description

Description of credit risk sensitivity

Business division /

Corporate Center

Private clients with mortgages

Lending to private clients secured by owner-occupied real estate and personal account overdrafts of those clients

Sensitive to the interest rate environment, employment status and influence from regional effects (e.g., property values)

  Personal & Corporate Banking
  Global Wealth Management

Real estate financing

Rental or income-producing real estate financing to corporate clients secured by real estate

Sensitive to GDP development, the interest rate environment and regional effects (e.g., property values)

  Personal & Corporate Banking
  Global Wealth Management

Large corporate clients

Lending to large corporate and multinational clients

Sensitive to GDP development, seasonality and business cycles and collateral values (diverse collateral including real estate and other collateral types)

  Personal & Corporate Banking
  Investment Bank

SME clients

Lending to small- and medium-sized corporate clients

Sensitive to GDP development, the interest rate environment and, to some extent, seasonality and business cycles and collateral values (diverse collateral including real estate and other collateral types)

  Personal & Corporate Banking

Financial intermediaries and hedge funds

Financial institutions and pension funds, including exposures to broker-dealers and clearing houses

Sensitive to GDP development, the interest rate environment, regulatory changes and political risk

  Personal & Corporate Banking
  Investment Bank
  Corporate Center

Lombard

Loans secured by pledges of marketable

securities, guarantees and other forms of collateral

Sensitive to the market (e.g., changes in collateral, as well as in invested assets)

  Personal & Corporate Banking
  Global Wealth Management

Credit cards

Credit card solutions in Switzerland and the US

Sensitive to the interest rate environment and employment

status

  Personal & Corporate Banking
  Global Wealth Management

Commodity trade finance

Working capital financing of commodity traders, generally extended on a self-liquidating transactional basis

Sensitive primarily to the strength of individual transaction structures and collateral values (price volatility of commodities) as the primary source for debt service is directly linked to the shipments financed

  Personal & Corporate Banking

Leasing (finance lease receivables)

Financing of private aircraft

Financing of investment goods

Sensitive to changes in collateral values

Sensitive to GDP development, the interest rate environment, seasonality and business cycles and collateral values

  Personal & Corporate Banking

CHF million	30.6.18
	Carrying amount				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	102,262	102,262	0	0	0	0	0	0
Loans and advances to banks	15,577	15,569	8	0	(4)	(2)	0	(2)
Receivables from securities financing transactions	76,450	76,450	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	24,937	24,937	0	0	0	0	0	0
Loans and advances to customers	318,278	293,041	23,612	1,625	(847)	(53)	(174)	(620)
of which: Private clients with mortgage	121,858	108,533	12,498	826	(122)	(9)	(79)	(34)
of which: Real estate financing	35,659	26,826	8,795	39	(60)	(3)	(49)	(8)
of which: Large corporate clients	10,486	9,841	555	91	(82)	(5)	(9)	(68)
of which: SME clients	9,920	8,055	1,284	581	(292)	(8)	(25)	(258)
of which: Lombard	116,795	116,779	0	16	(90)	(4)	0	(86)
of which: Credit cards	1,406	1,123	268	14	(37)	(6)	(11)	(20)
of which: Commodity trade finance	3,075	3,049	13	13	(88)	(4)	0	(84)
Other financial assets measured at amortized cost	20,996	20,188	292	516	(168)	(39)	(6)	(123)
of which: Loans to financial advisors	3,394	3,139	85	171	(124)	(32)	(2)	(90)
Total financial assets measured at amortized cost[1]	558,500	532,447	23,912	2,141	(1,022)	(97)	(179)	(746)
Financial assets measured at fair value through other comprehensive income	6,941	6,941	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	565,441	539,388	23,912	2,141	(1,022)	(97)	(179)	(746)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,529	17,826	506	197	(34)	(7)	(1)	(26)
of which: Large corporate clients	3,818	3,462	218	138	(7)	(1)	0	(5)
of which: SME clients	1,262	996	221	45	(16)	0	(1)	(15)
of which: Financial intermediaries and hedge funds	7,473	7,464	9	0	(4)	(4)	0	0
of which: Lombard	2,493	2,493	0	0	0	0	0	0
of which: Commodity trade finance	2,398	2,342	43	13	(4)	(1)	0	(3)
Irrevocable loan commitments	31,009	30,407	563	38	(42)	(34)	(8)	0
of which: Large corporate clients	21,914	21,342	550	22	(34)	(27)	(7)	0
Forward starting reverse repurchase and securities borrowing agreements	1,545	1,545	0	0	0	0	0	0
Committed unconditionally revocable credit lines	34,129	33,011	1,053	65	(33)	(21)	(13)	0
of which: Real estate financing	2,676	2,404	272	0	(16)	(8)	(8)	0
of which: Large corporate clients	4,065	4,000	65	0	(1)	(1)	0	0
of which: SME clients	4,407	3,961	390	57	(8)	(5)	(2)	0
of which: Lombard	6,231	6,231	0	0	0	0	0	0
of which: Credit cards	6,980	6,712	267	0	(5)	(3)	(1)	0
of which: Commodity trade finance	2,707	2,703	0	5	(1)	(1)	0	0
Irrevocable committed prolongation of existing loans	2,760	2,741	19	0	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	87,972	85,531	2,142	300	(111)	(62)	(23)	(26)
Total allowances and provisions					(1,133)	(159)	(202)	(772)
1 The carrying value of financial assets at amortized cost is net of the respective ECL allowances.

CHF million	31.3.18
	Carrying amount				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	92,800	92,800	0	0	0	0	0	0
Loans and advances to banks	13,338	13,300	38	0	(5)	(3)	0	(2)
Receivables from securities financing transactions	77,016	77,016	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	24,271	24,271	0	0	0	0	0	0
Loans and advances to customers	316,195	287,107	27,543	1,545	(838)	(54)	(162)	(622)
of which: Private clients with mortgage	120,535	104,614	15,149	772	(127)	(11)	(71)	(44)
of which: Real estate financing	36,003	26,415	9,553	36	(62)	(3)	(51)	(8)
of which: Large corporate clients	11,610	10,828	684	97	(62)	(7)	(2)	(54)
of which: SME clients	10,072	7,893	1,629	550	(281)	(9)	(24)	(248)
of which: Lombard	114,436	114,423	0	13	(86)	(4)	0	(82)
of which: Credit cards	1,334	1,069	252	14	(34)	(5)	(9)	(19)
of which: Commodity trade finance	3,008	2,942	61	5	(92)	(4)	(4)	(85)
Other financial assets measured at amortized cost	19,129	18,371	271	488	(146)	(35)	(5)	(106)
of which: Loans to financial advisors	3,326	3,104	74	149	(115)	(28)	(2)	(85)
Total financial assets measured at amortized cost[1]	542,749	512,865	27,851	2,033	(992)	(94)	(168)	(730)
Financial assets measured at fair value through other comprehensive income	6,758	6,758	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	549,507	519,623	27,851	2,033	(992)	(94)	(168)	(730)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,404	16,624	577	203	(40)	(7)	(2)	(31)
of which: Large corporate clients	3,775	3,380	249	146	(10)	(1)	0	(9)
of which: SME clients	1,313	1,029	235	50	(16)	0	(1)	(15)
of which: Financial intermediaries and hedge funds	5,740	5,694	47	0	(3)	(3)	0	0
of which: Lombard	2,537	2,537	0	0	0	0	0	0
of which: Commodity trade finance	1,783	1,752	24	7	(4)	(1)	0	(3)
Irrevocable loan commitments	29,746	29,181	547	18	(32)	(24)	(7)	(1)
of which: Large corporate clients	22,234	21,693	535	7	(26)	(20)	(5)	(1)
Forward starting reverse repurchase and securities borrowing agreements	1,231	1,231	0	0	0	0	0	0
Committed unconditionally revocable credit lines	35,892	33,937	1,879	75	(34)	(17)	(17)	0
of which: Real estate financing	2,942	2,134	808	0	(12)	(2)	(9)	0
of which: Large corporate clients	4,804	4,700	99	5	0	0	0	0
of which: SME clients	4,617	4,065	496	56	(7)	(4)	(3)	0
of which: Lombard	5,960	5,960	0	0	0	0	0	0
of which: Credit cards	6,879	6,609	269	0	(5)	(4)	(1)	0
of which: Commodity trade finance	3,413	3,307	92	14	(2)	(1)	(1)	0
Irrevocable committed prolongation of existing loans	1,912	1,912	0	0	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	86,184	82,885	3,003	296	(106)	(49)	(26)	(32)
Total allowances and provisions					(1,098)	(143)	(194)	(762)
1 The carrying value of financial assets at amortized cost is net of the respective ECL allowances.

CHF million	1.1.18
	Carrying amount				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	87,775	87,775	0	0	0	0	0	0
Loans and advances to banks	13,719	13,701	18	0	(5)	(2)	0	(3)
Receivables from securities financing transactions	84,674	84,674	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,434	23,434	0	0	0	0	0	0
Loans and advances to customers	310,451	281,149	27,812	1,491	(867)	(61)	(163)	(644)
of which: Private clients with mortgage	119,560	103,867	15,006	686	(124)	(12)	(69)	(44)
of which: Real estate financing	35,896	26,210	9,657	29	(62)	(3)	(53)	(6)
of which: Large corporate clients	11,004	10,358	557	88	(69)	(6)	0	(63)
of which: SME clients	10,322	8,218	1,518	585	(287)	(8)	(23)	(256)
of which: Lombard	111,748	111,731	0	17	(84)	(5)	0	(79)
Other financial assets measured at amortized cost	18,302	17,805	32	465	(136)	(29)	(1)	(106)
of which: Loans to financial advisors	3,086	2,874	32	179	(115)	(28)	(1)	(87)
Total financial assets measured at amortized cost[1]	538,354	508,538	27,862	1,956	(1,011)	(95)	(164)	(752)
Financial assets measured at fair value through other comprehensive income	6,755	6,755	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	545,110	515,293	27,862	1,956	(1,011)	(95)	(164)	(752)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,152	16,331	633	189	(37)	(6)	(2)	(29)
Irrevocable loan commitments	30,852	30,153	662	37	(36)	(24)	(8)	(4)
of which: Large corporate clients	21,999	21,344	629	26	(27)	(19)	(4)	(4)
Forward starting reverse repurchase and securities borrowing agreements	1,216	1,216	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,690	34,471	2,157	62	(34)	(19)	(15)	0
of which: Real estate financing	3,103	2,097	1,007	0	(9)	(2)	(7)	0
of which: SME clients	4,770	4,311	406	53	(7)	(5)	(2)	0
Irrevocable committed prolongation of existing loans	1,635	1,634	0	1	0	0	0	0
Total off-balance sheet financial instruments and other credit lines	87,545	83,805	3,452	288	(107)	(49)	(24)	(33)
Total allowances and provisions					(1,117)	(144)	(188)	(785)
1 The carrying value of financial assets at amortized cost is net of the respective ECL allowances. 2 Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit impaired exposures for which no loss has occurred, or for which no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 19 for more information on the adoption of IFRS 9.

Disclosure Of Credit Risk Exposure Explanatory
CHF million	30.6.18
	Carrying amount				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	102,262	102,262	0	0	0	0	0	0
Loans and advances to banks	15,577	15,569	8	0	(4)	(2)	0	(2)
Receivables from securities financing transactions	76,450	76,450	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	24,937	24,937	0	0	0	0	0	0
Loans and advances to customers	318,278	293,041	23,612	1,625	(847)	(53)	(174)	(620)
of which: Private clients with mortgage	121,858	108,533	12,498	826	(122)	(9)	(79)	(34)
of which: Real estate financing	35,659	26,826	8,795	39	(60)	(3)	(49)	(8)
of which: Large corporate clients	10,486	9,841	555	91	(82)	(5)	(9)	(68)
of which: SME clients	9,920	8,055	1,284	581	(292)	(8)	(25)	(258)
of which: Lombard	116,795	116,779	0	16	(90)	(4)	0	(86)
of which: Credit cards	1,406	1,123	268	14	(37)	(6)	(11)	(20)
of which: Commodity trade finance	3,075	3,049	13	13	(88)	(4)	0	(84)
Other financial assets measured at amortized cost	20,996	20,188	292	516	(168)	(39)	(6)	(123)
of which: Loans to financial advisors	3,394	3,139	85	171	(124)	(32)	(2)	(90)
Total financial assets measured at amortized cost[1]	558,500	532,447	23,912	2,141	(1,022)	(97)	(179)	(746)
Financial assets measured at fair value through other comprehensive income	6,941	6,941	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	565,441	539,388	23,912	2,141	(1,022)	(97)	(179)	(746)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,529	17,826	506	197	(34)	(7)	(1)	(26)
of which: Large corporate clients	3,818	3,462	218	138	(7)	(1)	0	(5)
of which: SME clients	1,262	996	221	45	(16)	0	(1)	(15)
of which: Financial intermediaries and hedge funds	7,473	7,464	9	0	(4)	(4)	0	0
of which: Lombard	2,493	2,493	0	0	0	0	0	0
of which: Commodity trade finance	2,398	2,342	43	13	(4)	(1)	0	(3)
Irrevocable loan commitments	31,009	30,407	563	38	(42)	(34)	(8)	0
of which: Large corporate clients	21,914	21,342	550	22	(34)	(27)	(7)	0
Forward starting reverse repurchase and securities borrowing agreements	1,545	1,545	0	0	0	0	0	0
Committed unconditionally revocable credit lines	34,129	33,011	1,053	65	(33)	(21)	(13)	0
of which: Real estate financing	2,676	2,404	272	0	(16)	(8)	(8)	0
of which: Large corporate clients	4,065	4,000	65	0	(1)	(1)	0	0
of which: SME clients	4,407	3,961	390	57	(8)	(5)	(2)	0
of which: Lombard	6,231	6,231	0	0	0	0	0	0
of which: Credit cards	6,980	6,712	267	0	(5)	(3)	(1)	0
of which: Commodity trade finance	2,707	2,703	0	5	(1)	(1)	0	0
Irrevocable committed prolongation of existing loans	2,760	2,741	19	0	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	87,972	85,531	2,142	300	(111)	(62)	(23)	(26)
Total allowances and provisions					(1,133)	(159)	(202)	(772)
1 The carrying value of financial assets at amortized cost is net of the respective ECL allowances.

CHF million	31.3.18
	Carrying amount				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	92,800	92,800	0	0	0	0	0	0
Loans and advances to banks	13,338	13,300	38	0	(5)	(3)	0	(2)
Receivables from securities financing transactions	77,016	77,016	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	24,271	24,271	0	0	0	0	0	0
Loans and advances to customers	316,195	287,107	27,543	1,545	(838)	(54)	(162)	(622)
of which: Private clients with mortgage	120,535	104,614	15,149	772	(127)	(11)	(71)	(44)
of which: Real estate financing	36,003	26,415	9,553	36	(62)	(3)	(51)	(8)
of which: Large corporate clients	11,610	10,828	684	97	(62)	(7)	(2)	(54)
of which: SME clients	10,072	7,893	1,629	550	(281)	(9)	(24)	(248)
of which: Lombard	114,436	114,423	0	13	(86)	(4)	0	(82)
of which: Credit cards	1,334	1,069	252	14	(34)	(5)	(9)	(19)
of which: Commodity trade finance	3,008	2,942	61	5	(92)	(4)	(4)	(85)
Other financial assets measured at amortized cost	19,129	18,371	271	488	(146)	(35)	(5)	(106)
of which: Loans to financial advisors	3,326	3,104	74	149	(115)	(28)	(2)	(85)
Total financial assets measured at amortized cost[1]	542,749	512,865	27,851	2,033	(992)	(94)	(168)	(730)
Financial assets measured at fair value through other comprehensive income	6,758	6,758	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	549,507	519,623	27,851	2,033	(992)	(94)	(168)	(730)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,404	16,624	577	203	(40)	(7)	(2)	(31)
of which: Large corporate clients	3,775	3,380	249	146	(10)	(1)	0	(9)
of which: SME clients	1,313	1,029	235	50	(16)	0	(1)	(15)
of which: Financial intermediaries and hedge funds	5,740	5,694	47	0	(3)	(3)	0	0
of which: Lombard	2,537	2,537	0	0	0	0	0	0
of which: Commodity trade finance	1,783	1,752	24	7	(4)	(1)	0	(3)
Irrevocable loan commitments	29,746	29,181	547	18	(32)	(24)	(7)	(1)
of which: Large corporate clients	22,234	21,693	535	7	(26)	(20)	(5)	(1)
Forward starting reverse repurchase and securities borrowing agreements	1,231	1,231	0	0	0	0	0	0
Committed unconditionally revocable credit lines	35,892	33,937	1,879	75	(34)	(17)	(17)	0
of which: Real estate financing	2,942	2,134	808	0	(12)	(2)	(9)	0
of which: Large corporate clients	4,804	4,700	99	5	0	0	0	0
of which: SME clients	4,617	4,065	496	56	(7)	(4)	(3)	0
of which: Lombard	5,960	5,960	0	0	0	0	0	0
of which: Credit cards	6,879	6,609	269	0	(5)	(4)	(1)	0
of which: Commodity trade finance	3,413	3,307	92	14	(2)	(1)	(1)	0
Irrevocable committed prolongation of existing loans	1,912	1,912	0	0	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	86,184	82,885	3,003	296	(106)	(49)	(26)	(32)
Total allowances and provisions					(1,098)	(143)	(194)	(762)
1 The carrying value of financial assets at amortized cost is net of the respective ECL allowances.

CHF million	1.1.18
	Carrying amount				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	87,775	87,775	0	0	0	0	0	0
Loans and advances to banks	13,719	13,701	18	0	(5)	(2)	0	(3)
Receivables from securities financing transactions	84,674	84,674	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,434	23,434	0	0	0	0	0	0
Loans and advances to customers	310,451	281,149	27,812	1,491	(867)	(61)	(163)	(644)
of which: Private clients with mortgage	119,560	103,867	15,006	686	(124)	(12)	(69)	(44)
of which: Real estate financing	35,896	26,210	9,657	29	(62)	(3)	(53)	(6)
of which: Large corporate clients	11,004	10,358	557	88	(69)	(6)	0	(63)
of which: SME clients	10,322	8,218	1,518	585	(287)	(8)	(23)	(256)
of which: Lombard	111,748	111,731	0	17	(84)	(5)	0	(79)
Other financial assets measured at amortized cost	18,302	17,805	32	465	(136)	(29)	(1)	(106)
of which: Loans to financial advisors	3,086	2,874	32	179	(115)	(28)	(1)	(87)
Total financial assets measured at amortized cost[1]	538,354	508,538	27,862	1,956	(1,011)	(95)	(164)	(752)
Financial assets measured at fair value through other comprehensive income	6,755	6,755	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	545,110	515,293	27,862	1,956	(1,011)	(95)	(164)	(752)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,152	16,331	633	189	(37)	(6)	(2)	(29)
Irrevocable loan commitments	30,852	30,153	662	37	(36)	(24)	(8)	(4)
of which: Large corporate clients	21,999	21,344	629	26	(27)	(19)	(4)	(4)
Forward starting reverse repurchase and securities borrowing agreements	1,216	1,216	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,690	34,471	2,157	62	(34)	(19)	(15)	0
of which: Real estate financing	3,103	2,097	1,007	0	(9)	(2)	(7)	0
of which: SME clients	4,770	4,311	406	53	(7)	(5)	(2)	0
Irrevocable committed prolongation of existing loans	1,635	1,634	0	1	0	0	0	0
Total off-balance sheet financial instruments and other credit lines	87,545	83,805	3,452	288	(107)	(49)	(24)	(33)
Total allowances and provisions					(1,117)	(144)	(188)	(785)
1 The carrying value of financial assets at amortized cost is net of the respective ECL allowances. 2 Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit impaired exposures for which no loss has occurred, or for which no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 19 for more information on the adoption of IFRS 9.